Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of borrowings
Long-term debt consists of the following:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2024	2023
LONG-TERM DEBT
Senior unsecured notes - due July 15, 2027 (a)	397.0	396.0
Credit Facility (b)	—	—
Total long-term debt	397.0	396.0

Schedule of applicable redemption prices on 2027 Unsecured Notes
The 2027 Unsecured Notes are redeemable by the Company in whole or in part during the 12 month period beginning on July 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2027 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
July 15, 2024	101.88
July 15, 2025 and thereafter	100.00

Schedule of significant covenants
Significant financial covenants are as follows:

		Twelve months ended December 31	Twelve months ended December 31
Financial Covenant		2024	2023
FINANCIAL COVENANTS
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0 : 1.0	11.0 : 1	8.1 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.5 : 1.0	1.1 : 1	1.4 : 1
Maximum secured leverage ratio (secured debt to Adjusted EBITDA)	<2.0 : 1.0	0.1 : 1	0.1 : 1

Schedule of reconciliation of liabilities arising from financing activities explanatory
The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2024:

	As at December 31, 2023	Borrowings	Repayments/Extinguishments	Fair Value changes	Interest & Accretion	As at December 31, 2024
Liabilities arising from financing activities
Long-term debt	396.0	—	—	—	1.0	397.0
Interest payable	14.1	—	(30.0)	—	30.0	14.1
Rainy River gold stream obligation	199.9	—	(34.2)	51.6	—	217.3
New Afton free cash flow interest obligation	543.4	—	(634.6)	91.2	—	—
Credit facility	—	100.0	(100.0)	—	—	—
Total	1,153.3	100.0	(798.8)	142.8	31.0	628.3